Subsequent Events	12 Months Ended
Feb. 28, 2022
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

On April 27, 2022, the Board of Directors declared an interim dividend of 60 U.S. cents per ordinary shares which shall be payable entirely out of the Karooooo Ltd.’s retained earnings.